Business Combinations (Details 1) (Objet Ltd [Member], USD $)	12 Months Ended
Dec. 31, 2012
Risk-free interest rate, Minimum	0.35%
Risk-free interest rate, Maximum	0.49%
Expected price volitility, Minimum	60.72%
Expected price volitility, Maximum	62.59%
Dividend yield	0.00%
Weighted average merger date fair value (in dollars per share)	$ 8.62
Maximum [Member]
Expected option term	3 years 8 months 12 days
Minimum [Member]
Expected option term	2 years 6 months